Pacer Funds Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

September 3, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    Pacer Funds Trust (the “Trust”)
File Nos.: 333-201530 and 811-23024

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series listed in Appendix A, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N‑1A, which was electronically filed with the Commission on August 28, 2019.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust

Appendix A

Pacer Trendpilot® US Large Cap ETF
Pacer Trendpilot® US Mid Cap ETF
Pacer Trendpilot® 100 ETF
Pacer Trendpilot® European Index ETF
Pacer Global Cash Cows Dividend ETF
Pacer US Cash Cows 100 ETF
Pacer US Small Cap Cash Cows 100 ETF
Pacer Developed Markets International Cash Cows 100 ETF
Pacer Autopilot Hedged European Index ETF
Pacer International Export Leaders ETF
Pacer WealthShield ETF
Pacer US Export Leaders ETF
Pacer Military Times Best Employers ETF
Pacer Benchmark Hotel & Lodging Real Estate SCTRSM ETF
Pacer Benchmark Apartments & Residential Real Estate SCTRSM ETF
Pacer Benchmark Office Real Estate SCTRSM ETF
Pacer Benchmark Retail Real Estate SCTRSM ETF
Pacer Benchmark Healthcare Real Estate SCTRSM ETF
Pacer Benchmark Industrial Real Estate SCTRSM ETF
Pacer Benchmark Net Lease Real Estate SCTRSM ETF
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF
Pacer CFRA-Stovall Global Seasonal Rotation ETF
Pacer CFRA-Stovall Small Cap Seasonal Rotation ETF
Pacer CFRA-Stovall Large Cap Seasonal Rotation ETF
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF